Share-Based Compensation (Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2011 years
Share-Based Compensation
Number of Options Outstanding at October 1, 2010	1,720
Wtd. Avg. Exercise Price, Outstanding at October 1, 2010	$ 21.58
Number of Options, Granted	291
Wtd. Avg. Exercise Price, Granted	$ 37.41
Number of Options, Exercised	(391)
Wtd. Avg. Exercise Price, Exercised	$ 15.04
Aggregate Intrinsic Value , Exercised	$ 10,933
Number of Options, Forfeited	(140)
Wtd. Avg. Exercise Price, Forfeited	$ 31.90
Number of Options Outstanding at September30, 2011	1,480
Wtd. Avg. Exercise Price, Outstanding at September 30, 2011	$ 25.44
Wtd. Avg. Remaining Contractual Life (Years), Outstanding at September 30, 2011	6.1
Aggregate Intrinsic Value, Outstanding at September 30, 2011	13,198
Number of Options, Exercisable at September 30, 2011	971
Wtd. Avg. Exercise Price, Exercisable at September 30, 2011	$ 21.01
Wtd. Avg. Remaining Contractual Life (Years), Exercisable at September 30, 2011	4.8
Aggregate Intrinsic Value, Exercisable at September 30, 2011	$ 12,971